Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease
Cash payments for operating leases	¥ 38,532	¥ 22,316
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 157,946